Application of new and revised international financial reporting standards	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Disclosure of changes in accounting policies, accounting estimates and errors [text block]
4.	Application of new and revised international financial reporting standards

4.1	Application of new standards
The accounting policies adopted in the preparation of the consolidated financial statements are consistent with those followed in the preparation of the Group’s annual consolidated financial statements for the year ended December 31, 2021, except for the adoption of new standards and interpretations effective as of January 1, 2022. The Group has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective.

New standards and interpretations applied for the first time:

Standard/interpretation	Effective date
Amendment IAS 16 – Property, Plant and Equipment (Proceeds before Intended Use)	January 1, 2022
Amendment IAS 37 – Provisions, Contingent Liabilities and Contingent Assets (onerous Contracts–Cost of Fulfilling a Contract)	January 1, 2022
Amendments to IFRS 3 – Business Combinations (Reference to the Conceptual Framework)	January 1, 2022
Amendments to IFRS 1 – First-time Adoption of International Financial Reporting Standards	January 1, 2022

Amendments to IFRS 9 – Financial Instruments	January 1, 2022
Amendments to Illustrative Examples accompanying IFRS 16	January 1, 2022
Amendments to IAS 41 – Agriculture	January 1, 2022
Those amendments on standards and interpretations had no effect on the consolidated financial statements of the Group.

4.2	Assessment of potential impact of future standards, amendments to existing standards and interpretations
The following standards and interpretations have been issued by the IASB, but were not yet mandatory for the year ended December 31, 2022:

Standard/interpretation	Effective date	Potentially material effect expected on Immatics financial statements
IFRS 17 – Insurance Contracts	January 1, 2023	No
Amendments to IAS 1, Presentation of Financial Statements, and IFRS Practice Statement 2, Making Materiality Judgements	January 1, 2023	No
Definition of Accounting Estimates (Amendments to IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors)	January 1, 2023	No
Amendments to IAS 12 – Income Taxes	January 1, 2023	No
Amendment to IFRS 16 – Leases on sale and leaseback	January 1, 2024	No
Amendment to IAS 1 – Presentation of Financial Statements (Classification of Liabilities as Current or Non-current and Non-current liabilities with covenants)	January 1, 2024	No

4.3	Revision of previously issued financial statements
During the preparation of the unaudited interim consolidated financial statements for the three and nine months ended September 30, 2022, the Group identified an error in the presentation of ‘Net foreign exchange differences’ and ‘Effects of exchange rate changes on cash and cash equivalents’ in the statement of cash flows. The error resulted in a presentation of effects from exchange rate changes on non-functional
currency denominated cash and cash equivalents in Immatics N.V. and Immatics Biotechnologies GmbH as operating cash flow instead of presentation as non-cash
items in ‘Effects of exchange rate changes on cash and cash equivalents’.

This error had no impact on the Company’s consolidated statements of financial position, of profit/(loss), of comprehensive income/(loss) and of consolidated statements of changes in equity. The Company assessed the materiality of these errors on the previously issued consolidated financial statements and concluded that the errors were not material to any year presented. The impact of the revision of the previously issued financial statements is as follows:

	Year ended December 31, 2020
	As reported	Adjustment	As revised
Net foreign exchange differences	(4,477)	4,914	437
Net cash provided by/(used in) operating activities	(85,611)	4,914	(80,697)
Net cash (used in)/provided by investing activities	(15,949)	—	(15,949)
Net cash (used in)/provided by financing activities	207,883	—	207,883
Net increase/(decrease) in cash and cash equivalents	106,324	4,914	111,238
Cash and cash equivalents at beginning of the year	103,353	—	103,353
Effects of exchange rate changes on cash and cash equivalents	(2,147)	(4,914)	(7,061)
Cash and cash equivalents at end of the year	207,530	—	207,530

	Year ended December 31, 2021
	As reported	Adjustment	As revised
Net foreign exchange differences	554	(2,962)	(2,408)
Net cash provided by/(used in) operating activities	(81,785)	(2,962)	(84,747)
Net cash (used in)/provided by investing activities	7,493	—	7,493
Net cash (used in)/provided by financing activities	(2,613)	—	(2,613)
Net increase/(decrease) in cash and cash equivalents	(76,904)	(2,962)	(79,866)
Cash and cash equivalents at beginning of the year	207,530	—	207,530
Effects of exchange rate changes on cash and cash equivalents	2,368	2,962	5,330
Cash and cash equivalents at end of the year	132,994	—	132,994
We also reclassed €51 thousand from Provisions to Other current liabilities as of December 31, 2021.